Reporting Entity and Group Information (Tables)	6 Months Ended
Jun. 30, 2025
Reporting Entity and Group Information [Abstract]
Schedule of Consolidated Financial Statements

The consolidated financial statements of ADSE include:

Jun. 30, 2025			Shareholding Direct
Group companies	City	Country	or indirect
ADS-TEC Energy PLC (“ADSE Holdco”)	Dublin	Ireland	Parent company
ads-tec Energy GmbH (“ADSE GM”)	Nürtingen	Germany	100%
ads-tec Energy, INC. (“ADSE US”)	Auburn	USA	100%
ads-tec Energy Service GmbH (“ADSE Service”)	Nürtingen	Germany	100%
ads-tec Energy Schweiz GmbH (“ADSE CH”)	Zurich	Switzerland	100%
ads-tec Energy Austria GmbH (“ADSE Austria”)	Kötschach-Mauthen	Austria	100%